Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of accounts receivable

The Company’s net balance of accounts receivable for the six-months ended June 30, 2017 and December 31, 2016 was as follows:

	June 30, 2017	December 31, 2016
	(Unaudited)	(Audited)

Accounts Receivable	$1,301,788	$796,824
Allowance for Doubtful Accounts	(18,996)	—
Net Accounts Receivable	$1,282,792	$796,824

	December 31, 2016	December 31, 2015

Accounts Receivable	$796,824	$234,309
Allowance for Doubtful Accounts	—	—
Net Accounts Receivable	$796,824	$234,309

Schedule of common stock equivalents

The Company has the following common stock equivalents at June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016
	(Unaudited)	(Audited)

Convertible Debt (Exercise price $0.25/share)	—	800,000
Stock Warrants (Exercise price $0.001 - $3.00/share)	11,948,984	13,555,651
Stock Options (Exercise price $0.375 - $3.00/share)	3,725,000	1,350,000
Total	15,673,984	15,705,651

	December 31, 2016	December 31, 2015

Convertible Debt (Exercise price - $0.25/share)	800,000	18,056,935
Stock Warrants (Exercise price - $0.001 - $3.00/share)	13,555,651	9,728,984
Stock Options (Exercise price $0.35 - $3.50/share)	1,350,000	200,000
Total	15,705,651	27,985,919